REVENUES - Timing of Revenues Recognition From Contracts with Customers (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 11,149	$ 12,774	$ 22,381	$ 25,841
Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	9,295	10,109	18,735	20,629
Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,854	2,665	3,646	5,212
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	7,141	7,514	14,164	15,116
Business services | Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	5,713	6,116	11,390	12,351
Business services | Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,428	1,398	2,774	2,765
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	592	1,640	1,138	3,302
Infrastructure services | Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	221	476	377	1,050
Infrastructure services | Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	371	1,164	761	2,252
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,416	3,620	7,079	7,423
Industrials | Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,361	3,517	6,968	7,228
Industrials | Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 55	$ 103	$ 111	$ 195